UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22421

iShares MSCI Russia Capped Index Fund, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2011

Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders.

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2011

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iShares MSCI Russia Capped Index Fund  |  ERUS  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

Performance as of February 28, 2011

Cumulative Total Returns

Inception to 2/28/11

NAV	MARKET	INDEX
16.60%	17.48%	16.84%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 11/9/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/10/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Russia Capped Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Russia 25/50 IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in Russia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 9, 2010 (inception date of the Fund) through February 28, 2011, the total return for the Fund was 16.60%, while the total return for the Index was 16.84%.

PORTFOLIO ALLOCATION As of 2/28/11
Sector	Percentage of Net Assets
Energy	53.28%

Basic Materials	16.67

Financial	14.36

Utilities	6.39

Communications	4.30

Consumer Non-Cyclical	3.95

Industrial	0.97

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/11
Security	Percentage of Net Assets
Gazprom OAO	22.99%

LUKOIL OAO	11.45

Sberbank of Russia	10.56

NovaTek OAO SP GDR	4.62

MMC Norilsk Nickel OJSC	4.45

Rosneft Oil Co. OJSC	4.42

Tatneft OAO SP ADR	3.75

VTB Bank OJSC	3.33

Mobile TeleSystems OJSC SP ADR	3.24

Surgutneftegas OJSC	2.99

TOTAL	71.80%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 9, 2010 (commencement of operations) to February 28, 2011.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/9/10)	Ending Account Value (2/28/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/9/10 to 2/28/11)
Actual	$1,000.00	$1,166.00	0.59%	$1.94
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.96

[a]

Actual expenses for the Fund, which commenced operations on November 9, 2010, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (111 days) and divided by the number of days in the year (365 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

February 28, 2011

Security	Shares	Value
COMMON STOCKS – 97.12%

BANKS – 13.89%
Sberbank of Russia	2,436,336	$8,620,805
VTB Bank OJSC	776,440,000	2,723,161

		11,343,966

CHEMICALS – 2.88%
Uralkali OJSC	290,304	2,354,257

		2,354,257

COAL – 0.73%
Raspadskaya OAO[a]	76,100	592,061

		592,061

ELECTRIC – 6.39%
Federal Grid Co. of Unified Energy System OJSC[a]	128,391,200	1,873,278
Inter RAO UES OAO[a]	391,036,800	585,445
OGK-4 OJSC[a]	6,445,600	587,495
RusHydro OJSC[a]	42,375,200	2,170,557

		5,216,775

FOOD – 3.95%
Magnit OJSC SP GDR[b]	73,584	2,089,785
Wimm-Bill-Dann Foods OJSC SP ADR	34,944	1,131,487

		3,221,272

IRON & STEEL – 6.49%
Mechel OAO SP ADR	61,152	1,860,856
Novolipetsk Steel OJSC SP GDR[b]	37,688	1,729,879
Severstal OAO	89,712	1,706,868

		5,297,603

METAL FABRICATE & HARDWARE – 0.97%
TMK OAO SP GDR[a,b]	39,480	789,600

		789,600

MINING – 7.30%
MMC Norilsk Nickel OJSC	15,008	3,637,234
Polymetal OJSC SP GDR[a]	54,824	1,045,005
Polyus Gold OJSC	21,840	1,281,505

		5,963,744

OIL & GAS – 50.22%
Gazprom OAO	2,570,120	18,768,238
LUKOIL OAO	132,328	9,346,462
NovaTek OAO SP GDR[b]	29,064	3,775,414
Rosneft Oil Co. OJSC	383,656	3,612,307

Security	Shares	Value
Surgutneftegas OJSC	2,116,800	$2,437,783
Tatneft OAO SP ADR	507,640	3,061,012

		41,001,216

TELECOMMUNICATIONS – 4.30%
Comstar United Telesystems OJSC SP GDR[a]	37,184	253,037
Mobile TeleSystems OJSC SP ADR	140,504	2,645,691
Sistema JSFC SP GDR[b]	23,968	610,944

		3,509,672

TOTAL COMMON STOCKS
(Cost: $69,801,713)		79,290,166

PREFERRED STOCKS – 2.80%

BANKS – 0.47%
Sberbank of Russia	154,728	379,117

		379,117

OIL & GAS – 1.50%
Surgutneftegas OJSC	2,072,000	1,227,850

		1,227,850

PIPELINES – 0.83%
Transneft OAO SP ADR	480	680,377

		680,377

TOTAL PREFERRED STOCKS
(Cost: $2,062,145)		2,287,344

SHORT-TERM INVESTMENTS – 0.05%

MONEY MARKET FUNDS – 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	35,355	35,355

		35,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,355)		35,355

TOTAL INVESTMENTS IN SECURITIES – 99.97%
(Cost: $71,899,213)		81,612,865

Other Assets, Less Liabilities – 0.03%		26,576

NET ASSETS – 100.00%		$81,639,441

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

February 28, 2011

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

February 28, 2011

ASSETS
Investments, at cost:
Unaffiliated issuers	$71,863,858
Affiliated issuers (Note 2)	35,355

Total cost of investments	$71,899,213

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$81,577,510
Affiliated issuers (Note 2)	35,355

Total fair value of investments	81,612,865
Receivables:
Investment securities sold	1,843,554
Due from custodian (Note 4)	452,328
Dividends and interest	5,565
Capital shares sold	1,434,125

Total Assets	85,348,437

LIABILITIES
Payables:
Investment securities purchased	3,622,293
Capital shares redeemed	53,142
Investment advisory fees (Note 2)	33,561

Total Liabilities	3,708,996

NET ASSETS	$81,639,441

Net assets consist of:
Paid-in capital	$71,705,869
Accumulated net investment loss	(95,970)
Undistributed net realized gain	315,506
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	9,714,036

NET ASSETS	$81,639,441

Shares outstanding[a]	2,800,000

Net asset value per share	$29.16

[a]	$0.001 par value, number of shares authorized: 1 billion.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (Unaudited)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

Period from November 9, 2010 (commencement of operations) through February 28, 2011

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,178
Interest from affiliated issuers (Note 2)	12

Total investment income	5,190

EXPENSES
Investment advisory fees (Note 2)	101,160

Total expenses	101,160

Net investment loss	(95,970)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(61,504)
In-kind redemptions	377,548
Foreign currency transactions	(538)

Net realized gain	315,506

Net change in unrealized appreciation/depreciation on:
Investments	9,713,652
Translation of assets and liabilities in foreign currencies	384

Net change in unrealized appreciation/depreciation	9,714,036

Net realized and unrealized gain	10,029,542

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,933,572

[a]	Net of foreign withholding tax of $914.

See notes to financial statements.

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

Period from November 9, 2010[a] to February 28, 2011 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(95,970)
Net realized gain	315,506
Net change in unrealized appreciation/depreciation	9,714,036

Net increase in net assets resulting from operations	9,933,572

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	73,263,615
Cost of shares redeemed	(1,557,746)

Net increase in net assets from capital share transactions	71,705,869

INCREASE IN NET ASSETS	81,639,441

NET ASSETS
Beginning of period	–

End of period	$81,639,441

Accumulated net investment loss included in net assets at end of period	$(95,970)

SHARES ISSUED AND REDEEMED
Shares sold	2,854,000
Shares redeemed	(54,000)

Net increase in shares outstanding	2,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

(For a share outstanding throughout the period)

Period from Nov. 9, 2010[a] to Feb. 28, 2011 (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment loss[b]	(0.05)
Net realized and unrealized gain[c]	4.21

Total from investment operations	4.16

Net asset value, end of period	$29.16

Total return	16.60%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,639
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment loss to average net assets[e]	(0.56)%
Portfolio turnover rate[f]	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

iShares MSCI Russia Capped Index Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940” Act), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on May 21, 2010 pursuant to Articles of Incorporation. The Company currently consists of a single investment series or portfolio, the iShares MSCI Russia Capped Index Fund (the “Fund”). The Fund commenced operations on November 9, 2010.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

As of February 28, 2011, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2011, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended February 28, 2011.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2011, the cost of investments for federal income tax purposes was $71,995,814. Net unrealized appreciation was $9,617,051, of which $9,972,243 represented gross unrealized appreciation on securities and $355,192 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 28, 2011 and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective January 1, 2011, for its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

Prior to January 1, 2011, for its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain directors and officers of the Company are also officers of BFA and/or its affiliate, BlackRock Institutional Trust Company, N.A.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 28, 2011, aggregated $4,874,174 and $3,781,590, respectively.

In-kind transactions (see Note 4) for the period ended February 28, 2011, aggregated $71,859,834 and $1,404,604, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	17

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), iShares MSCI Russia Capped Index Fund, Inc.’s (the “Company”) Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the Fund’s entering into an Investment Advisory Contract with BlackRock Fund Advisors (“BFA”) (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 15, 2010, the Board approved the selection of BFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A., formerly known as Barclays Global Investors, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings relating to other iShares funds in connection with the Board’s consideration and approval of new investment advisory contracts between other iShares funds and BFA, which took effect upon the consummation of the acquisition by BlackRock of BTC’s asset management business (the “Transaction”) and shareholder approval, as applicable.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, extent and quality of services to be provided by BFA – The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of services to be provided to the Fund by BFA, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Fund. The Board considered in particular that BFA’s services for the other iShares funds capitalize on BFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities, noting that the proposed securities lending arrangements for the Company will be presented for review and approval at a future meeting, and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock at prior Board meetings relating to other iShares Funds that there would be no diminution in the scope of services required of or to be provided by BFA under the Advisory Contract for the Fund as compared to the scope of services historically provided by BFA to other iShares funds prior to the Transaction.

The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, comparative performance information was generally not available.

The Board took into account prior discussions at Board meetings for other iShares funds held during 2009 and 2010, including representations by management regarding the resources and strengths of BFA in managing the iShares funds after the Transaction and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract were appropriate and supported the Board’s selection of BFA as investment adviser to the Fund.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

Fund expenses – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Groups”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds within the investment objective classification, with different investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board noted that the investment advisory fee rate and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Groups.

Based on this review, the Board concluded that the investment advisory fees and expense levels of the Fund, as proposed to be managed by BFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract.

Costs of services to be provided to the Fund and profits to be realized by BFA and affiliates – The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. The Board noted that further discussions regarding profitability are planned for future meetings, and that it expects to receive profitability information from BFA on at least an annual basis following the expiration of the Advisory Contract’s initial two year term and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of scale – The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract provides for breakpoints in the Fund’s investment advisory fee rates at certain asset levels of the Fund on an aggregate basis with certain other iShares funds. The Board noted that, as a result of previous growth of the iShares funds in the group with which the Fund’s assets are aggregated for the purpose of applying the breakpoints, the Fund from inception, would receive immediate benefits from this breakpoint structure. The Board noted representations from BFA and BlackRock at prior Board meetings of other iShares funds that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. It was noted that as yet the Transaction had not created significant opportunities for additional economies of scale.

Based on this review, as well as the discussions described above in connection with the Lipper Groups comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects the sharing of potential economies of scale with the Fund shareholders.

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates – The Board considered certain information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/ management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BFA (or its affiliate, BTC) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparative investment advisory/management fee information was not available for the Fund, as BFA and BTC do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	19

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED INDEX FUND

services provided to the Fund. Based on this review, as well as the discussions described above in connection with the Lipper Groups comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’slength bargaining, and concluded that the investment advisory fee rate under the Advisory Contract, are fair and reasonable.

Other benefits to BFA and/or its affiliates – Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered the potential for revenue to BTC, the Company’s securities lending agent (proposed to be approved at the meetings on September 15-16, 2010), and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

Notes:

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-87-0211

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) A schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares MSCI Russia Capped Index Fund, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: April 20, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: April 20, 2011